FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity information [Line Items]
Cash at bank	$ 3,487	$ 3,443
Term deposits	393	246
Money market funds	1,720	1,178
Total	5,600	4,867	$ 2,172	$ 2,574
Restricted cash and other restricted funds	363	128
Cash deposit in connection with the mandatory convertible bonds	20	20
ArcelorMittal South Africa Ltd. ("AMSA")
Entity information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	56	$ 80
ArcelorMittal USA LLC
Entity information [Line Items]
Commitments with respect to cash collateral	$ 260